COMMON STOCK, WARRANTS AND PREFERRED STOCK (Tables)	12 Months Ended
Sep. 30, 2023
COMMON STOCK, WARRANTS AND PREFERRED STOCK
Summary of warrants
	Shares	Exercise Price ($)	Expiration Date
Series C Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	2,880,867	0.45	October 31, 2022
Outstanding and exercisable at September 30, 2022	2,880,867
Expired	(2,880,867)
Outstanding and exercisable at September 30, 2023	-
Series E Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	6,825,000	0.14	October 29, 2021
Expired	(6,825,000)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series G Warrants: (Issued for Mineral Property Purchase)
Outstanding and exercisable at September 30, 2021	5,000,000	0.24	December 18, 2021
Expired	(5,000,000)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series H Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	5,992,441	0.14	March 22, 2022
Exercised	(1,546,425)
Expired	(4,446,016)
Outstanding and exercisable at September 30, 2022 and 2023	-
Series J Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	3,750,000	0.12	October 15, 2024
Outstanding and exercisable at September 30, 2022	3,750,000
Outstanding and exercisable at September 30, 2023	3,750,000
Series K Warrants: (Issued for Extension of Unsecured Note Payable)
Outstanding and exercisable at September 30, 2021	4,000,000	0.08	January 20, 2023
Outstanding and exercisable at September 30, 2022	4,000,000
Expired	(4,000,000)
Outstanding and exercisable at September 30, 2023	-
Series L Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	33,636,362	0.20	August 15, 2023
Outstanding and exercisable at September 30, 2022	33,636,362
Expired	(33,636,362)
Outstanding and exercisable at September 30, 2023	-
Series M Warrants: (Issued for Private Placement)
Outstanding and exercisable at September 30, 2021	12,131,647	0.30	May 21, 2023
Outstanding and exercisable at September 30, 2022	12,131,647
Expired	(12,131,647)
Outstanding and exercisable at September 30, 2023	-
Series N Warrants: (Issued for Private Placement)
Issued May 2, 2022	1,016,022	0.25	November 2, 2023
Outstanding and exercisable at September 30, 2022	1,016,022
Outstanding and exercisable at September 30, 2023	1,016,022
Series O Warrants: (Issued for Private Placement)
Issued August 30, 2023	7,285,000	0.08	August 31, 2026
Outstanding and exercisable at September 30, 2023	7,285,000

Weighted average remaining contractual term is 2.1 years at September 30, 2023 Warrants outstanding and weighted average exercise price at September 30, 2023	12,051,022	0.11